Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 19	£ 19	[1]	£ 19	[1]
Accumulated non-controlling interests of the subsidiary	0	162
Total assets	287,098	292,332		281,702
Total liabilities	270,996	276,396		265,685
Profit for the year	1,384	471	[1]	733	[1]
Total comprehensive income for the year	1,852	211		£ 395
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	19	19
Accumulated non-controlling interests of the subsidiary	0	162
Dividends paid to non-controlling interests	0	15
Total assets	0	3,451
Total liabilities	0	3,127
Profit for the year	0	38
Total comprehensive income for the year	£ 0	£ 33

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.